Lease commitments	12 Months Ended
Mar. 31, 2014
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2013	2014
Class of property
Building	13,999	15,828
Machinery and equipment	32,252	30,770
Less - Accumulated depreciation	(23,843)	(24,985)

	22,408	21,613

Amortization expenses under capital leases for the years ended March 31, 2012, 2013 and 2014 were ¥5,572 million, ¥5,265 million and ¥5,151 million, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2014 are as follows:

Years ending March 31,	Yen in millions
2015	5,063
2016	3,838
2017	2,754
2018	2,314
2019	1,997
Thereafter	12,249

Total minimum lease payments	28,215
Less - Amount representing interest	(6,419)

Present value of net minimum lease payments	21,796
Less - Current obligations	(4,182)

Long-term capital lease obligations	17,614

Rental expenses under operating leases for the years ended March 31, 2012, 2013 and 2014 were ¥91,052 million, ¥90,081 million and ¥94,613 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2014 are as follows:

Years ending March 31,	Yen in millions
2015	12,258
2016	10,435
2017	8,405
2018	7,054
2019	5,013
Thereafter	19,406

Total minimum future rentals	62,571